FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 82.2% (a)
COMMERCIAL SERVICES SECTOR - 13.1%
	Advertising/Marketing Services - 3.5%
1,535,000	Interpublic Group of Cos. Inc.	$35,458,500
	Miscellaneous Commercial Services - 4.5%
1,095,000	Genpact Ltd.	46,176,150
	Personnel Services - 5.1%
315,000	ManpowerGroup Inc.	30,586,500
338,000	Robert Half International Inc.	21,344,700
		51,931,200
CONSUMER SERVICES SECTOR - 4.1%
	Other Consumer Services - 4.1%
65,000	Graham Holdings Co.	41,534,350
DISTRIBUTION SERVICES SECTOR - 9.2%
	Electronics Distributors - 4.7%
305,000	Arrow Electronics Inc. *	25,845,700
265,550	ePlus Inc. *	22,383,209
		48,228,909
	Wholesale Distributors - 4.5%
741,000	HD Supply Holdings Inc. *	29,803,020
210,000	MSC Industrial Direct Co. Inc.	16,478,700
		46,281,720
ELECTRONIC TECHNOLOGY SECTOR - 2.2%
	Telecommunications Equipment - 2.2%
310,000	ViaSat Inc. *	22,690,450
FINANCE SECTOR - 20.7%
	Finance/Rental/Leasing - 4.8%
287,000	FirstCash Inc.	23,140,810
480,000	Ryder System Inc.	26,068,800
		49,209,610
	Investment Banks/Brokers - 1.0%
215,000	Houlihan Lokey Inc.	10,507,050
	Property/Casualty Insurance - 6.5%
382,000	W.R. Berkley Corp.	26,396,200
36,000	White Mountains Insurance Group Ltd.	40,158,360
		66,554,560
	Real Estate Development - 5.4%
217,000	The Howard Hughes Corp. *	27,515,600
1,250,000	Kennedy-Wilson Holdings Inc.	27,875,000
		55,390,600
	Regional Banks - 3.0%
595,000	Zions Bancorporation	30,892,400
HEALTH TECHNOLOGY SECTOR - 0.4%
	Pharmaceuticals: Major - 0.4%
180,000	Phibro Animal Health Corp.	4,469,400
PROCESS INDUSTRIES SECTOR - 6.8%
	Containers/Packaging - 5.2%
405,000	Avery Dennison Corp.	52,982,100
	Industrial Specialties - 1.6%
288,000	Donaldson Co. Inc.	16,594,560
PRODUCER MANUFACTURING SECTOR - 23.5%
	Auto Parts: OEM - 2.4%
183,000	WABCO Holdings Inc. *	24,796,500
	Building Products - 3.3%
200,000	Armstrong World Industries Inc.	18,794,000
85,000	Watsco Inc.	15,312,750
		34,106,750
	Industrial Machinery - 4.5%
228,000	EnPro Industries Inc.	15,248,640
265,000	Woodward Inc.	31,386,600
		46,635,240
	Metal Fabrication - 2.1%
147,000	Valmont Industries Inc.	22,017,660
	Miscellaneous Manufacturing - 8.9%
365,000	Carlisle Cos. Inc.	59,071,600
1,010,000	TriMas Corp. *	31,724,100
		90,795,700
	Trucks/Construction/Farm Machinery - 2.3%
1,085,000	Trinity Industries Inc.	24,032,750
RETAIL TRADE SECTOR - 2.2%
	Specialty Stores - 2.2%
440,000	Penske Automotive Group Inc.	22,096,800
	Total common stocks (cost $582,740,692)	843,382,959

Principal Amount
SHORT-TERM INVESTMENTS - 17.9% (a)
	Bank Deposit Account - 5.8%
$ 59,334,221	U.S. Bank N.A., 1.60% ^	59,334,221
	Total bank deposit account (cost $59,334,221)	59,334,221
	U.S. Treasury Securities - 12.1%
25,000,000	U.S. Treasury Bills, 1.342%, due 01/23/20 ^	24,978,562
25,000,000	U.S. Treasury Bills, 1.456%, due 02/20/20 ^	24,948,448
25,000,000	U.S. Treasury Bills, 1.444%, due 03/19/20 ^	24,920,772
25,000,000	U.S. Treasury Bills, 1.506%, due 04/23/20 ^	24,880,786
25,000,000	U.S. Treasury Bills, 1.505%, due 05/21/20 ^	24,851,615
	Total U.S. treasury securities (cost $124,574,124)	124,580,183
	Total short-term investments (cost $183,908,345)	183,914,404
	Total investments - 100.1% (cost $766,649,037)	1,027,297,363
	Other assets, less liabilities - (0.1%) (a)	(1,199,236)
	TOTAL NET ASSETS - 100.0%	$1,026,098,127

*	Non-income producing security.
^	The rate shown is as of December 31, 2019.
(a)	Percentages for the various classifications relate to total net assets.

FMI Common Stock Fund

Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2019, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Assets:
Level 1 – Common Stocks	$ 843,382,959
Level 1 – Bank Deposit Account	59,334,221
Total Level 1	902,717,180
Level 2 – U.S. Treasury Securities	124,580,183
Level 3 -	---
Total Assets	1,027,297,363
Total	$ 1,027,297,363

See the Schedule of Investments for investments detailed by industry classifications.